REVENUE - Schedule of Receivables from Customers (Details) - USD ($) $ in Millions	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Accounts, Notes, Loans and Financing Receivable [Line Items]
Customers	$ 322	$ 330	$ 284
Less: Uncollectible Reserve	5	6	6
Receivable	317	324	278
First Energy [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Customers	1,697	1,783	1,585
Less: Uncollectible Reserve	52	57	55
Receivable	1,645	1,726	1,530
Financial Asset, Greater than 30 Days Past Due | First Energy [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Customers		323	284
Billed
Accounts, Notes, Loans and Financing Receivable [Line Items]
Customers	199	178	166
Billed | First Energy [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Customers	1,049	939	867
Unbilled
Accounts, Notes, Loans and Financing Receivable [Line Items]
Customers	123	152	118
Unbilled | First Energy [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Customers	$ 648	$ 844	$ 718